Debt Table (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 01, 2015	Nov. 30, 2014	Nov. 24, 2013	Mar. 14, 2013	May 08, 2012
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	$ 1,091,622	$ 1,092,478	$ 1,504,016
Short-term debt	33,847	131,524	41,861
Long-term and short-term debt	1,125,469	1,224,002	1,545,877
Senior revolving credit facility [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Short-term debt	0	100,000	0
Short-term borrowings [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Short-term debt	33,847	31,524	41,861
Unsecured: [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	1,091,622	1,092,478	1,504,016
4.25% Yen-denominated Eurobonds, due 2016 [Member] | Bonds [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	33,498	33,985	39,545
Debt Instrument, Interest Rate, Stated Percentage	4.25%	4.25%
7.625% senior notes due 2020 [Member] | Senior notes [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	525,000	525,000	525,000
Debt Instrument, Interest Rate, Stated Percentage	7.625%	7.625%
6.875% senior notes due 2022 [Member] | Senior notes [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	533,124	533,493	535,041
Debt Instrument, Interest Rate, Stated Percentage	6.875%	6.875%		6.875%	6.875%
7.75% Euro senior notes due 2018 [Member] | Senior notes [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt		$ 0	$ 404,430
Debt Instrument, Interest Rate, Stated Percentage		7.75%